Income Tax - Summary of Income Tax Assets and Liabilities (Detail) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Components of Deferred Tax Assets [Abstract]
Operating lease liabilities	$ 255,768	$ 520,942
Impairment loss of investments	626,009	635,351
Net operating loss carry forwards	1,799,645	1,358,738
Deferred Tax Assets, Gross, Total	2,681,422	2,515,031
Valuation allowance on deferred tax assets	(2,425,654)	(1,994,089)	$ (466,824)
Deferred tax assets, net of valuation allowance	255,768	520,942
Operating lease right-of-use-assets	255,768	520,942
Investment in subsidiaries	2,148,022
Total gross deferred tax liabilities	2,403,790	$ 520,942
Net deferred tax liabilities	$ 2,148,022